REVENUE - Disaggregation of Revenue from Contracts with Customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue (Note 8)	$ 1,815.4	$ 1,561.0
Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,592.4	1,341.8
Silver
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	$ 223.0	$ 219.2